OTHER NON-CURRENT ASSETS (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
OTHER NON-CURRENT ASSETS [abstract]
Specified dismantlement fund accounts	¥ 7,555	¥ 6,088